Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
P
AY
V
ERSUS
P
ERFORMANCE
This section summarizes the relat
ionship b
etween the total compensation paid for Lionsgate’s Chief Executive Officer and the other Named Executive Officers and Lionsgate’s financial performance for the fiscal years shown in the table (in this discussion, Lionsgate’s Chief Executive Officer is also referred to as the principal executive officer or “PEO”, and the Named Executive Officers other than Lionsgate’s Chief Executive Officer are referred to as the
“Non-PEO
NEOs”):

						Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Table Total for PEO ($)(1)(2)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)	Lionsgate TSR ($)(4)	Dow Jones U.S. Media Sector TSR ($)(4)	S&P Movies & Entertainment Index TSR ($)(4)	Lionsgate Net Income (Loss) ($Millions)(5)	Lionsgate Adjusted OIBDA ($Millions)(6)
(a)	(b)	(c)	(d)	(e)	(f)		(g)	(h)	(i)

2023	$21,528,409	$13,153,336	$6,429,940	$4,169,033	$182	$108	$96	$(2,010.2)	$358.1

2022	$5,585,412	$10,753,069	$4,649,415	$6,185,148	$267	$144	$124	$(188.2)	$402.2

2021	$19,176,875	$30,384,695	$5,694,133	$10,065,318	$246	$176	$166	$(18.9)	$540.9

(1)
Mr. Feltheimer was Lionsgate’s Chief Executive Officer for each of the three fiscal years included in the table above. For each of fiscal years 2021 and 2022, Lionsgate’s
Non-PEO
NEOs were Messrs. Burns, Barge, Goldsmith and Berg. For fiscal year 2023, Lionsgate’s
Non-PEO
NEOs were Messrs. Burns, Barge, Goldsmith, Tobey and Berg.

(2)
See the
Summary Compensation Table
above for detail on the total compensation for Lionsgate’s Chief Executive Officer for each fiscal year covered in the table. The average compensation for the
Non-PEO
NEOs for fiscal year 2023 was calculated from the
Summary Compensation Table
above. The average compensation for the
Non-PEO
NEOs for each of fiscal years 2022 and 2021 was calculated from the
Summary Compensation Table
as disclosed in Lionsgate’s proxy statement filed with the Securities and Exchange Commission in calendar year 2022 or 2021, respectively.

(3)
For purposes of this table, the compensation actually paid (also referred to as “CAP”) to each of Lionsgate’s NEOs (including, for purposes of this table, former Named Executive Officers who are included in the
Summary Compensation Table
for the applicable fiscal year and adjusted for the following with respect to each NEO:

Summary Compensation Table
for the applicable fiscal year and adjusted for the following with respect to each NEO:

•	Less the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable fiscal year,

•	Plus the fiscal year-end value of Lionsgate option and stock awards granted in the covered fiscal year which were outstanding and unvested at the end of the covered fiscal year,

•
Plus/(less) the change in value as of the end of the covered fiscal year as compared to the value at the end of the prior fiscal year for Lionsgate option and stock awards which were granted in prior fiscal years and were outstanding and unvested at the end of the covered fiscal year,

•	Plus the vesting date value of Lionsgate option and stock awards which were granted and vested during the same covered fiscal year,

•
Plus/(less) the change in value as of the vesting date as compared to the value at the end of the prior fiscal year for Lionsgate option and stock awards which were granted in prior fiscal years and vested in the covered fiscal year,

•
Less, as to any Lionsgate option and stock awards which were granted in prior fiscal years and were forfeited during the covered fiscal year, the value of such awards as of the end of the prior fiscal year,

•	Plus the dollar value of any dividends or other earnings paid during the covered fiscal year on outstanding and unvested Lionsgate stock awards not otherwise included,

•
Plus, as to a Lionsgate option or stock award that was materially modified during the covered fiscal year, the amount by which the value of the award as of the date of the modification exceeds the value of the original award on the modification date.

In making each of these adjustments, the “value” of an option or stock award is the fair value of the award on the applicable date determined in accordance with FASB ASC Topic 718 using the valuation assumptions Lionsgate then used to calculate the fair value of its equity awards. For more information on the valuation of Lionsgate’s equity awards, please see the notes to Lionsgate’s financial statements that appear in its Annual Report on Form
10-K
for each fiscal year and the footnotes to the
Summary Compensation Table
that appears in Lionsgate’s annual proxy statement.
The table above reflects the CAP (determined as noted above) for Lionsgate’s Chief Executive Officer and, for Lionsgate’s
Non-PEO
NEOs, the average of the CAPs determined for the
Non-PEO
NEOs for each of the fiscal years shown in the table.

The following table provides a reconciliation of the Summary Compensation Table Total to Compensation Actually Paid for Lionsgate’s Chief Executive Officer.

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for PEO	Fiscal Year 2023 ($)	Fiscal Year 2022 ($)	Fiscal Year 2021 ($)

Summary Compensation Table Total	21,528,409	5,585,412	19,176,875

Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	(9,750,004)	(1,000,003)	(7,446,931)

Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	10,815,950	—	15,610,964

Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	(8,868,143)	3,994,288	2,420,353

Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	1,000,003	—

Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(572,876)	1,173,369	623,434

Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—

Compensation Actually Paid	$13,153,336	$10,753,069	$30,384,695
The following table provides a reconciliation of the average of the Summary Compensation Table Total for the
Non-PEO
NEOs for a fiscal year to the average of the Compensation Actually Paid for the
Non-PEO
NEOs for that fiscal year.

Reconciliation of Average Summary Compensation Table Total to Average Compensation Actually Paid for Non-PEO NEOs	Fiscal Year 2023 ($)	Fiscal Year 2022 ($)	Fiscal Year 2021 ($)

Summary Compensation Table Total	6,429,940	4,649,415	5,694,133

Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	(3,272,202)	(2,759,912)	(2,366,952)

Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	2,430,521	1,022,759	4,803,958

Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	(761,350)	1,155,466	1,236,985

Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	948,244	1,392,662	158,084

Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(1,571,828)	724,758	539,110

Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(34,292)	—	—

Compensation Actually Paid	$4,169,033	$6,185,148	$10,065,318

(4)
Lionsgate TSR represents cumulative total shareholder return on a fixed investment of $100 in existing common stock for the period beginning on the last trading day of fiscal year 2020 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends. The Dow Jones U.S. Media Sector Index TSR and the S&P Movies & Entertainment Index (which Lionsgate also utilizes in the stock performance graph required by Item 201(e) of Regulation
S-K
included in its Annual Reports for each covered fiscal year) represent cumulative total shareholder return on a fixed investment of $100 in the Dow Jones U.S. Media Sector Index and the S&P Movies & Entertainment Index, respectively, for the period beginning on the last trading day of fiscal year 2020 through the end of the applicable fiscal year, and are calculated assuming the reinvestment of dividends. The following chart illustrates the CAP for Lionsgate’s Chief Executive Officer and the average CAP for Lionsgate’s
Non-PEO
NEOs for each of the last three fiscal years against Lionsgate’s total shareholder return and the total shareholder return for each of the Dow Jones U.S. Media Sector and the S&P Movies & Entertainment Index (each calculated as described above) over that period of time.

(5)
This column shows Lionsgate’s net income (loss) for each fiscal year covered by the table. The following chart illustrates the CAP for Lionsgate’s Chief Executive Officer and the average CAP for Lionsgate’s
Non-PEO
NEOs for each of the last three fiscal years against Lionsgate’s net income for each of those years.

(6)
This column shows Lionsgate’s adjusted OIBDA for each fiscal year covered by the table. Lionsgate considers adjusted OIBDA to be a key metric in its executive compensation program, used in determining corporate performance under fiscal year 2023 annual incentive plan. See the “Compensation Discussion and Analysis” section of this report for more information regarding the use of this performance measure in Lionsgate’s executive compensation program and Exhibit B for the definition, adjustments and related reconciliation for this non-GAAP
measure. The following chart illustrates the CAP for Lionsgate’s Chief Executive Officer and the average CAP for Lionsgate’s
Non-PEO
NEOs for each of the last three fiscal years against Lionsgate’s adjusted OIBDA for each of those years.

Company Selected Measure Name	Lionsgate Adjusted OIBDA
Named Executive Officers, Footnote	Mr. Feltheimer was Lionsgate’s Chief Executive Officer for each of the three fiscal years included in the table above. For each of fiscal years 2021 and 2022, Lionsgate’s
Non-PEO
NEOs were Messrs. Burns, Barge, Goldsmith and Berg. For fiscal year 2023, Lionsgate’s
Non-PEO
	NEOs were Messrs. Burns, Barge, Goldsmith, Tobey and Berg.
PEO Total Compensation Amount	$ 21,528,409	$ 5,585,412	$ 19,176,875
PEO Actually Paid Compensation Amount	$ 13,153,336	10,753,069	30,384,695
Adjustment To PEO Compensation, Footnote
(3)
For purposes of this table, the compensation actually paid (also referred to as “CAP”) to each of Lionsgate’s NEOs (including, for purposes of this table, former Named Executive Officers who are included in the
Summary Compensation Table
for the applicable fiscal year and adjusted for the following with respect to each NEO:

Summary Compensation Table
for the applicable fiscal year and adjusted for the following with respect to each NEO:

•	Less the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable fiscal year,

•	Plus the fiscal year-end value of Lionsgate option and stock awards granted in the covered fiscal year which were outstanding and unvested at the end of the covered fiscal year,

•
Plus/(less) the change in value as of the end of the covered fiscal year as compared to the value at the end of the prior fiscal year for Lionsgate option and stock awards which were granted in prior fiscal years and were outstanding and unvested at the end of the covered fiscal year,

•	Plus the vesting date value of Lionsgate option and stock awards which were granted and vested during the same covered fiscal year,

•
Plus/(less) the change in value as of the vesting date as compared to the value at the end of the prior fiscal year for Lionsgate option and stock awards which were granted in prior fiscal years and vested in the covered fiscal year,

•
Less, as to any Lionsgate option and stock awards which were granted in prior fiscal years and were forfeited during the covered fiscal year, the value of such awards as of the end of the prior fiscal year,

•	Plus the dollar value of any dividends or other earnings paid during the covered fiscal year on outstanding and unvested Lionsgate stock awards not otherwise included,

•
Plus, as to a Lionsgate option or stock award that was materially modified during the covered fiscal year, the amount by which the value of the award as of the date of the modification exceeds the value of the original award on the modification date.

In making each of these adjustments, the “value” of an option or stock award is the fair value of the award on the applicable date determined in accordance with FASB ASC Topic 718 using the valuation assumptions Lionsgate then used to calculate the fair value of its equity awards. For more information on the valuation of Lionsgate’s equity awards, please see the notes to Lionsgate’s financial statements that appear in its Annual Report on Form
10-K
for each fiscal year and the footnotes to the
Summary Compensation Table
that appears in Lionsgate’s annual proxy statement.
The table above reflects the CAP (determined as noted above) for Lionsgate’s Chief Executive Officer and, for Lionsgate’s
Non-PEO
NEOs, the average of the CAPs determined for the
Non-PEO
NEOs for each of the fiscal years shown in the table.

The following table provides a reconciliation of the Summary Compensation Table Total to Compensation Actually Paid for Lionsgate’s Chief Executive Officer.

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for PEO	Fiscal Year 2023 ($)	Fiscal Year 2022 ($)	Fiscal Year 2021 ($)

Summary Compensation Table Total	21,528,409	5,585,412	19,176,875

Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	(9,750,004)	(1,000,003)	(7,446,931)

Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	10,815,950	—	15,610,964

Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	(8,868,143)	3,994,288	2,420,353

Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	1,000,003	—

Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(572,876)	1,173,369	623,434

Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—

Compensation Actually Paid	$13,153,336	$10,753,069	$30,384,695

Non-PEO NEO Average Total Compensation Amount	$ 6,429,940	4,649,415	5,694,133
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,169,033	6,185,148	10,065,318
Adjustment to Non-PEO NEO Compensation Footnote
(3)
For purposes of this table, the compensation actually paid (also referred to as “CAP”) to each of Lionsgate’s NEOs (including, for purposes of this table, former Named Executive Officers who are included in the
Summary Compensation Table
for the applicable fiscal year and adjusted for the following with respect to each NEO:

Summary Compensation Table
for the applicable fiscal year and adjusted for the following with respect to each NEO:

•	Less the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable fiscal year,

•	Plus the fiscal year-end value of Lionsgate option and stock awards granted in the covered fiscal year which were outstanding and unvested at the end of the covered fiscal year,

•
Plus/(less) the change in value as of the end of the covered fiscal year as compared to the value at the end of the prior fiscal year for Lionsgate option and stock awards which were granted in prior fiscal years and were outstanding and unvested at the end of the covered fiscal year,

•	Plus the vesting date value of Lionsgate option and stock awards which were granted and vested during the same covered fiscal year,

•
Plus/(less) the change in value as of the vesting date as compared to the value at the end of the prior fiscal year for Lionsgate option and stock awards which were granted in prior fiscal years and vested in the covered fiscal year,

•
Less, as to any Lionsgate option and stock awards which were granted in prior fiscal years and were forfeited during the covered fiscal year, the value of such awards as of the end of the prior fiscal year,

•	Plus the dollar value of any dividends or other earnings paid during the covered fiscal year on outstanding and unvested Lionsgate stock awards not otherwise included,

•
Plus, as to a Lionsgate option or stock award that was materially modified during the covered fiscal year, the amount by which the value of the award as of the date of the modification exceeds the value of the original award on the modification date.

In making each of these adjustments, the “value” of an option or stock award is the fair value of the award on the applicable date determined in accordance with FASB ASC Topic 718 using the valuation assumptions Lionsgate then used to calculate the fair value of its equity awards. For more information on the valuation of Lionsgate’s equity awards, please see the notes to Lionsgate’s financial statements that appear in its Annual Report on Form
10-K
for each fiscal year and the footnotes to the
Summary Compensation Table
that appears in Lionsgate’s annual proxy statement.
The table above reflects the CAP (determined as noted above) for Lionsgate’s Chief Executive Officer and, for Lionsgate’s
Non-PEO
NEOs, the average of the CAPs determined for the
Non-PEO
NEOs for each of the fiscal years shown in the table.
The following table provides a reconciliation of the average of the Summary Compensation Table Total for the
Non-PEO
NEOs for a fiscal year to the average of the Compensation Actually Paid for the
Non-PEO
NEOs for that fiscal year.

Reconciliation of Average Summary Compensation Table Total to Average Compensation Actually Paid for Non-PEO NEOs	Fiscal Year 2023 ($)	Fiscal Year 2022 ($)	Fiscal Year 2021 ($)

Summary Compensation Table Total	6,429,940	4,649,415	5,694,133

Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	(3,272,202)	(2,759,912)	(2,366,952)

Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	2,430,521	1,022,759	4,803,958

Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	(761,350)	1,155,466	1,236,985

Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	948,244	1,392,662	158,084

Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(1,571,828)	724,758	539,110

Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(34,292)	—	—

Compensation Actually Paid	$4,169,033	$6,185,148	$10,065,318

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Following is an unranked list of Lionsgate’s financial performance measures it considers most im portan
t in linking the compensation actually paid to Lionsgate’s NEOs for fiscal 2023 with Lionsgate’s performance.

•	Adjusted OIBDA (used in determining corporate performance for purposes of the annual incentive plan)

•	Volume-Weighted Average Stock Price (used in determining vesting of certain stock units granted to Named Executive Officers during the fiscal year)

•
Certain Discretionary Assessment of Achievement of Operational and Strategic Goals (used in determining individual performance for purposes of the annual incentive plan and the vesting of performance-based equity awards)

Total Shareholder Return Amount	$ 182	267	246
Net Income (Loss)	$ (2,010,200,000)	$ (188,200,000)	$ (18,900,000)
Company Selected Measure Amount	358,100,000	402,200,000	540,900,000
PEO Name	Mr. Feltheimer
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted OIBDA
Measure:: 2
Pay vs Performance Disclosure
Name	Volume-Weighted Average Stock Price
Measure:: 3
Pay vs Performance Disclosure
Name	Certain Discretionary Assessment of Achievement of Operational and Strategic Goals
Dow Jones U.S. Media Sector [Member]
Pay vs Performance Disclosure
Peer Group Total Shareholder Return Amount	$ 108	$ 144	$ 176
SP Movies Entertainment [Member]
Pay vs Performance Disclosure
Peer Group Total Shareholder Return Amount	96	124	166
PEO | Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,750,004)	(1,000,003)	(7,446,931)
PEO | Fair Value at Fiscal YearEnd of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,815,950		15,610,964
PEO | Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,868,143)	3,994,288	2,420,353
PEO | Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,000,003
PEO | Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(572,876)	1,173,369	623,434
Non-PEO NEO | Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,272,202)	(2,759,912)	(2,366,952)
Non-PEO NEO | Fair Value at Fiscal YearEnd of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,430,521	1,022,759	4,803,958
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(761,350)	1,155,466	1,236,985
Non-PEO NEO | Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	948,244	1,392,662	158,084
Non-PEO NEO | Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,571,828)	$ 724,758	$ 539,110
Non-PEO NEO | Fair Value as of Prior Fiscal YearEnd of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (34,292)